Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Basis Of Preparation

Basis of preparation

Compliance with International Financial Reporting Standards

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

Basis Of Consolidation

Basis of consolidation

A subsidiary is an entity over which the Company has control. The Company controls an entity when it has the power to direct its activities and has rights to its variable returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and deconsolidated from the date that control ceases.

During the consolidation process intercompany transactions, balances, and unrealized gains on transactions between companies are eliminated. Unrealized losses are also eliminated unless there is evidence of an impairment of the transferred asset. In order to ensure consistency with the accounting policies of the Company, the accounting policies of subsidiaries have been changed where necessary.

Foreign Currency Translation

Foreign currency translation

Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). In individual entities, transactions in foreign currencies are translated as of transaction date. Monetary assets and liabilities in foreign currencies are translated at month end rates. The Company’s reporting currency of the Company’s consolidated financial statements is the U.S. dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates.

On consolidation, assets and liabilities of foreign operations reported in their local functional currencies are translated into USD. Differences arising from the retranslation of opening net assets of foreign operations, together with differences arising from the translation of the net results for the year of foreign operations, are recognized in other comprehensive income under currency retranslations. Gains or losses resulting from foreign currency transactions are included in net income.

The Company selected the U.S. dollar as its presentation currency for purposes of its consolidated financial statements instead of the Company’s functional currency, the Swiss franc, because of the global nature of its business, its expectation that an increasing portion of revenues and expenses will be denominated in USD, and its plans to access U.S. capital markets.

Use Of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with IFRS requires the use of accounting estimates. It also requires management to exercise judgement in applying the Company’s accounting policies. The Company’s significant estimates and judgements included in the preparation of the consolidated financial statements are related to revenue recognition, capitalized internal software development costs, share-based compensation, expected credit loss, goodwill, defined benefit pension liabilities, uncertain tax positions, and derivatives.

Disclosed in the corresponding sections within the footnotes are the areas which require a high degree of judgment, significant assumptions, and/or estimates.

Going Concern Basis	Going concern basis The consolidated financial statements have been prepared on a going concern basis (See Note 31 – “Capital management”).
Historical Cost Convention	Historical cost convention The consolidated financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Accounting Policies	Accounting policies The significant accounting policies adopted in the preparation of the consolidated financial statements have been consistently applied, unless otherwise stated.
Provisions And Contingencies

Provisions and contingencies

Provisions comprise liabilities of uncertain timing or amount. The provisions and liabilities are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, unless the impact of discounting is immaterial. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not fully within the control of the Company.

The likelihood of occurrence of provisions and contingent liabilities requires use of judgement. Judgement is also required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognized, and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed.

Financial Assets Classification

Financial assets classification

Upon recognition, financial assets are classified on the basis of how the financial assets are measured: at amortized cost or fair value through income.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Except for accounts receivable that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through income, transaction costs. Accounts receivable that do not contain a significant financing component are measured at the transaction price.

The Company’s business model for managing financial assets is defined by whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets held in order to collect contractual cash flows are measured at amortized cost. Financial assets held both to collect contractual cash flows and for sale are measured at fair value through other comprehensive income/loss.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Financial assets measured at amortized cost

Financial assets initially measured at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in income when the asset is derecognized, modified, or impaired. The Company’s financial assets at amortized cost include cash, term deposits and accounts receivable.

Financial assets—derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated balance sheet) when:

•	The rights to receive cash flows from the asset have expired or;

•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either;

•	the Company has transferred substantially all the risks and rewards of the asset, or;
•	the Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.

When the Company has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Financial assets—impairment

For cash, cash equivalents, and term deposits, the Company invests in assets where it has never incurred and does not expect to incur credit losses.

For accounts receivable the Company recognizes a loss allowance based on lifetime estimated credit losses (“ECL”) at each reporting date. When estimating the ECL the Company takes into consideration: readily available relevant and supportable information (this includes quantitative and qualitative data), the Company’s historical experience and forward-looking information specific to the receivables and the economic environment.

See Note 13 – “Accounts receivable” for further information about the Company’s accounting for trade receivables.

Financial Liabilities Classification

Financial liabilities classification

Financial liabilities are classified upon initial recognition as financial liabilities measured at fair value through income or at amortized cost. The Company’s financial liabilities include accounts payable and debt (including borrowings and lease liabilities), which are measured at amortized cost, and derivatives, which are measured at fair value through income.

Interest-bearing borrowings are initially recognized at fair value less directly attributable costs and subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in income when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income/loss.

Financial liabilities—derecognition

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of loss.

New Standards Amendments To Standards And Interpretations Issued Not Yet Effective

New standards, amendments to standards, and interpretations issued not yet effective

In January 2020, IASB issued amendments to paragraphs 69 to 76 of IAS 1, Presentation of Financial Statements (“IAS 1”), to specify the requirements for classifying liabilities as current or non-current, effective for annual reporting periods beginning on or after January 1, 2023. The Company is still evaluating the potential impact of the amendment.

There are no other IFRS or IFRS IC interpretations that are not yet effective and that could have a material impact to the consolidated financial statements.

Property and Equipment Accounting Policies

Accounting policies

Property and equipment include leasehold improvements, computer hardware, machinery and furniture and fixtures.

Property and equipment are shown on the balance sheet at their historical cost. The cost of an asset, less any residual value, is depreciated using the straight-line method over the useful life of the asset. For this purpose, assets with similar useful lives have been grouped as follows:

•	Leasehold improvements—Shorter of the useful life of the asset or the remaining term of the lease
•	Computer hardware—Three to five years
•	Machinery and equipment—Five years
•	Furniture and fixtures—Five years

Useful lives, components, and residual amounts are reviewed annually. Such a review takes into consideration the nature of the assets, their intended use, including but not limited to the closure of facilities, and the evolution of the technology and competitive pressures that may lead to technical obsolescence. Depreciation of property and equipment is allocated to the appropriate headings of expenses by function in the statement of loss.

Reviews of the carrying amount of the Company’s property and equipment are performed when there is an indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset is the greater of its value in use and its fair value less costs of disposal. In assessing the value in use, the estimated future cash flows are discounted to their present value, based on the time value of money and the risks specific to the country where the assets are located.

For the year ended December 31, 2021 and 2020, the Company recorded $0.5 million and less than $0.1 million in accrued expense related to amounts to be paid within the next 12 months, respectively.